Schedule of Adjusted Working Capital (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Working capital deficit as on December 31, 2024	$ (7,381,312)	$ (983,833)	$ (135,355)
Forward purchase agreement, net		2,725,359
Third anniversary payment consideration		322,000
Fees paid in 2025 on the Amended PCCU Note		(53,742)
Adjusted working capital as on December 31, 2024		$ 2,009,784